SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	6 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	7,699,880	598,248	978,557	520,856
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	371,476	172,007	187,334	178,667
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	847,932	426,241	580,515	209,757
Convertible notes [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount				132,432
Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	480,472		210,708